Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) [Line Items]
Total loss before income tax expense	$ (35,092,048)	¥ (238,103,057)	¥ (19,885,492)
Current income tax expense
Total current tax expense (benefit)	9,894	67,131
Deferred income tax expense
Total deferred tax expense (benefit)
Total income tax expense/(benefit)
Total income tax expense	9,894	67,131
PRC [Member]
Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) [Line Items]
Total loss before income tax expense	(18,274,915)	(123,997,123)	(19,886,996)
Current income tax expense
Total current tax expense (benefit)	9,532	64,676
Deferred income tax expense
Total deferred tax expense (benefit)
Total income tax expense/(benefit)
Total income tax expense	9,532	64,676
Cayman [Member]
Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) [Line Items]
Total loss before income tax expense	(16,821,519)	(114,135,691)	1,504
Current income tax expense
Total current tax expense (benefit)
Deferred income tax expense
Total deferred tax expense (benefit)
Total income tax expense/(benefit)
Total income tax expense
Hong Kong [Member]
Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) [Line Items]
Total loss before income tax expense	4,386	29,757
Current income tax expense
Total current tax expense (benefit)	362	2,455
Deferred income tax expense
Total deferred tax expense (benefit)
Total income tax expense/(benefit)
Total income tax expense	$ 362	¥ 2,455